Share Capital	3 Months Ended
Jan. 31, 2025
Share Capital [Abstract]
Share Capital
6.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. As of January 31, 2025, 4,693,623 (October 31, 2024 - 4,265,186) common shares were issued and outstanding.

b.	On November 28, 2023, the Company effected a 1-for-30 share consolidation of its issued and outstanding common shares. All share amounts and instruments convertible into common shares prior to the date of the reverse share splits have been retroactively restated for all periods presented.

c.	Share transactions during the three months ended January 31, 2025:

(i)	On November 11, 2024, 118,049 common shares were issued in respect of restricted share units (“RSUs”) that had been fully vested. The RSUs had a fair value of $153,638 at the time of issuance.

(ii)	Between December 16, 2024, and December 27, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 310,388 shares, resulting in gross proceeds of $441,577.

d.	Share transactions during the three months ended January 31, 2024:

(i)	On November 6, 2023, 45 common shares with a fair value of $117 were issued to providers of investor services in payment of services.

(ii)	Between November 30, 2023 and December 5, 2023, April 2023 Warrants and September 2023 Warrants were exercised for 1,062,188 shares, resulting in gross proceeds of $3,498,032.

(iii)	On January 16, 2024, the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares and (iii) 1,500,000 unregistered common warrants to purchase 1,500,000 Common Shares. The pre-funded warrants are immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The unregistered common warrants have an exercise price of $1.60 per Common Share (after giving effect to adjustments and subject to further adjustments as set forth therein), are immediately exercisable, and expire five years from the date of issuance. These warrants include a cashless exercise provision and repricing provisions, under certain circumstances (“the January 2024 Offering”). The gross proceeds from the January 2024 Offering were approximately $2.4 million before deducting estimated offering expenses. Net proceeds from the offering were $1,824,773. On January 17, 2024, the pre-funded warrants were exercised.